Consolidated Statements of Operations and Comprehensive Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Profit or loss [abstract]
Revenue	€ 149,141	€ 103,438		€ 83,529
Cost of revenue	(103,302)	(69,490)		(58,776)
Gross profit	45,839	33,948		24,753
Other income	1,558	240		54
Other operating expenses	(57,211)	(36,299)		(32,030)
Sales and marketing expenses	(6,108)	(4,938)		(5,540)
Customer service expenses	(6,830)	(4,626)		(3,971)
Technical operations and development expenses	(19,433)	(7,195)		(6,428)
General and administrative expenses	(24,840)	(19,540)		(16,091)
Operating loss	(9,814)	(2,111)		(7,223)
Finance income	4,236	478		239
Finance costs	(13,186)	(1,436)		(782)
Net finance expenses	(8,950)	(958)		(543)
Loss before taxes	(18,764)	(3,069)		(7,766)
Income tax benefit (expense)	3,590	(811)		720
Net loss	(15,174)	(3,880)	[2]	(7,046)	[2]
Other comprehensive income/(loss)	3,661	1,617		(883)
Total comprehensive loss	€ (11,513)	€ (2,263)		€ (7,929)
Loss per share
Basic earnings/(loss) per share (in euro per share)	€ (7.68)	€ (2.99)		€ (30.63)
Diluted earnings/(loss) per share (in euro per share)	€ (7.68)	€ (2.99)		€ (30.63)

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[2]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.